RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		3 Months Ended		9 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 HKD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2020
Related Party [Member]
Related Party Transaction [Line Items]
Other liabilities current			$ 6,329		$ 6,329		$ 56,297
Prepaid accounting fee			1,914		1,914
Greenpro Capital Corp., [Member]
Related Party Transaction [Line Items]
Professional fees			9,522	$ 14,910	28,029	$ 39,982
Accounting fees			5,737	12,469	22,549	37,540
Secretarial fees			3,785	$ 2,441	4,040	$ 2,442
Administration fee					640
Advisory fees					800
Prepaid accounting fee			$ 1,914		$ 1,914		$ 0
Greenpro Capital Corp., [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			5.83%		5.83%
Greenpro Capital Corp., [Member] | Three Executives [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			10.36%		10.36%
CS Global Consultancy Limited [Member]
Related Party Transaction [Line Items]
One time non refundable fees	$ 80,000	$ 624,000
Non refundable fees					$ 80,000
Professional fees			$ 101,435		336,828
Management fees			29,834		89,621
Other office usage and manpower support fees			$ 71,601		167,207
One time fee					$ 80,000
CS Global Consultancy Limited [Member] | First Contract [Member]
Related Party Transaction [Line Items]
Management services fees	10,000
CS Global Consultancy Limited [Member] | Second Contract [Member]
Related Party Transaction [Line Items]
Management services fees	$ 24,000	$ 187,200
Restricted Stock [Member] | Chief Executive Officer [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage								19.50%
Restricted Stock [Member] | CS Global Consultancy Limited and CSG Group Holdings Limited [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage								19.43%